UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:________
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number:   028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

  /s/ Martin F. Hollenbeck      Fairfield, Ohio         February 7, 2011
  ------------------------      ---------------         ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                             1
                                                      ---------

Form 13F Information Table Entry Total                       57
                                                      ---------

Form 13F Information Table Value Total                2,031,758
                                                      ---------
                                                     (thousands)

List of Other Included Managers

No.      File No.               Name
01       028-10798              Cincinnati Financial Corporation

                                 Column 2        Column 3    Column 4           Column 5     Column 6   Column 7     Column 8
          Issuer             Title of Class       Cusip      FMV (000)     Shares      SH   Investment    Oth     Sole  Shared None
                                                                          /Principal  /PRN    Dis         Mgrs
3M CO                            COMMON           88579Y101     45,023     521,700    SH      SHARED-OTHER  01   -      521,700  -
ABBOTT LABORATORIES              COMMON           002824100     55,441   1,157,200    SH      SHARED-OTHER  01   -    1,157,200  -
AGL RESOURCES INC                COMMON           001204106     26,540     740,300    SH      SHARED-OTHER  01   -      740,300  -
ALEXANDRIA REAL ESTATE EQUITIES  CONVERTIBLE DEB  015271AA7      1,010   1,000,000    PRN     SHARED-OTHER  01   -            -  -
ALLIANCEBERNSTEIN HOLDING LP     COMMON           01881G106     47,794   2,048,600    SH      SHARED-OTHER  01   -    2,048,600  -
ASPEN INSURANCE                  CONVERTIBLE PFD  G05384113      8,794     160,000    SH      SHARED-OTHER  01   -            -  -
AT&T INC                         COMMON           00206R102     28,881     983,000    SH      SHARED-OTHER  01   -      983,000  -
AUTOMATIC DATA PROCESSING        COMMON           053015103     43,175     932,900    SH      SHARED-OTHER  01   -      932,900  -
BAXTER INTERNATIONAL INC         COMMON           071813109     45,052     890,000    SH      SHARED-OTHER  01   -      890,000  -
BLACKROCK INC                    COMMON           09247X101     67,656     355,000    SH      SHARED-OTHER  01   -      355,000  -
BOSTON PROPERTIES INC            CONVERTIBLE DEB  10112RAK0      6,344   6,250,000    PRN     SHARED-OTHER  01   -            -  -
CHEVRON CORP                     COMMON           166764100     90,192     988,400    SH      SHARED-OTHER  01   -      988,400  -
CISCO SYSTEMS INC                COMMON           17275R102      5,462     270,000    SH      SHARED-OTHER  01   -      270,000  -
CLOROX COMPANY                   COMMON           189054109     37,651     594,992    SH      SHARED-OTHER  01   -      594,992  -
CONOCOPHILLIPS                   COMMON           20825C104     23,835     350,000    SH      SHARED-OTHER  01   -      350,000  -
DOVER CORP                       COMMON           260003108     17,680     302,480    SH      SHARED-OTHER  01   -      302,480  -
DUKE ENERGY CORP                 COMMON           26441C105     34,655   1,945,800    SH      SHARED-OTHER  01   -    1,945,800  -
EMERSON ELECTRIC CO              COMMON           291011104     41,208     720,800    SH      SHARED-OTHER  01   -      720,800  -
EQT CORP                         COMMON           26884L109     26,904     600,000    SH      SHARED-OTHER  01   -      600,000  -
EXXON MOBIL CORP                 COMMON           30231G102    109,388   1,496,000    SH      SHARED-OTHER  01   -    1,496,000  -
GENUINE PARTS CO                 COMMON           372460105     58,887   1,147,000    SH      SHARED-OTHER  01   -    1,147,000  -
HASBRO INC                       COMMON           418056107     14,904     315,900    SH      SHARED-OTHER  01   -      315,900  -
HONEYWELL INTERNATIONAL INC      COMMON           438516106     17,522     329,600    SH      SHARED-OTHER  01   -      329,600  -
HUNTINGTON BANCSHARES INC        CONVERTIBLE PFD  446150401     10,729       9,754    SH      SHARED-OTHER  01   -            -  -
INTEL CORP                       COMMON           458140100     32,119   1,527,300    SH      SHARED-OTHER  01   -    1,527,300  -
INTL BUSINESS MACHINES CORP      COMMON           459200101     37,424     255,000    SH      SHARED-OTHER  01   -      255,000  -
JOHNSON & JOHNSON                COMMON           478160104     86,590   1,400,000    SH      SHARED-OTHER  01   -    1,400,000  -
JP MORGAN CHASE                  COMMON           46625H100     18,029     425,000    SH      SHARED-OTHER  01   -      425,000  -
KEYCORP INC.                     CONVERTIBLE PFD  493267405      3,749      35,000    SH      SHARED-OTHER  01   -            -  -
LEGGETT & PLATT INC              COMMON           524660107     46,403   2,038,800    SH      SHARED-OTHER  01   -    2,038,800  -
LIFE POINT HOSPITALS SR SUB NTS  CONVERTIBLE DEB  53219LAG4      4,994   5,000,000    PRN     SHARED-OTHER  01   -            -  -
LINEAR TECHNOLOGY CORP           COMMON           535678106     27,008     780,800    SH      SHARED-OTHER  01   -      780,800  -
MCDONALD'S CORP                  COMMON           580135101     42,525     554,000    SH      SHARED-OTHER  01   -      554,000  -
MEDTRONIC INC                    COMMON           585055106     28,198     760,250    SH      SHARED-OTHER  01   -      760,250  -
MEDTRONIC INC                    CONVERTIBLE DEB  585055AK2      7,144   7,100,000    PRN     SHARED-OTHER  01   -            -  -
MERIDIAN BIOSCIENCE INC          COMMON           589584101     18,991     820,000    SH      SHARED-OTHER  01   -      820,000  -
METLIFE INC                      COMMON           59156R108     73,602   1,656,206    SH      SHARED-OTHER  01   -    1,656,206  -
MICROCHIP TECHNOLOGY INC         COMMON           595017104     36,844   1,077,000    SH      SHARED-OTHER  01   -    1,077,000  -
MICROSOFT CORP                   COMMON           594918104     26,420     946,600    SH      SHARED-OTHER  01   -      946,600  -
NEW YORK COMMUNITY BANCORP       CONVERTIBLE PFD  64944P307      4,940      95,000    SH      SHARED-OTHER  01   -            -  -
NORTHERN TRUST CORP              COMMON           665859104     70,914   1,279,799    SH      SHARED-OTHER  01   -    1,279,799  -
NUCOR CORP                       COMMON           670346105     43,172     985,212    SH      SHARED-OTHER  01   -      985,212  -
OMNICARE INC                     CONVERTIBLE DEB  681904AL2      1,955   2,131,000    PRN     SHARED-OTHER  01   -            -  -
PARTNERRE LTD                    COMMON           G6852T105      2,795      34,784    SH      SHARED-OTHER  01   -       34,784  -
PAYCHEX INC                      COMMON           704326107     21,059     681,300    SH      SHARED-OTHER  01   -      681,300  -
PEPSICO INC                      COMMON           713448108     81,042   1,240,500    SH      SHARED-OTHER  01   -    1,240,500  -
PFIZER INC                       COMMON           717081103     56,658   3,235,725    SH      SHARED-OTHER  01   -    3,235,725  -
PITNEY BOWES INC                 COMMON           724479100     28,605   1,183,000    SH      SHARED-OTHER  01   -    1,183,000  -
PRAXAIR INC                      COMMON           74005P104     37,240     390,072    SH      SHARED-OTHER  01   -      390,072  -
PROCTER & GAMBLE CO/THE          COMMON           742718109    135,389   2,104,604    SH      SHARED-OTHER  01   -    2,104,604  -
RPM INTERNATIONAL INC            COMMON           749685103     34,770   1,573,318    SH      SHARED-OTHER  01   -    1,573,318  -
SPECTRA ENERGY CORP              COMMON           847560109     38,789   1,552,194    SH      SHARED-OTHER  01   -    1,552,194  -
SYSCO CORP                       COMMON           871829107     19,316     657,000    SH      SHARED-OTHER  01   -      657,000  -
UNITED TECHNOLOGIES CORP         COMMON           913017109     42,533     540,306    SH      SHARED-OTHER  01   -      540,306  -
VERIZON COMMUNICATIONS INC       COMMON           92343V104     30,771     860,000    SH      SHARED-OTHER  01   -      860,000  -
WAL-MART STORES INC              COMMON           931142103     22,284     413,200    SH      SHARED-OTHER  01   -      413,200  -
WEST PHARMACEUTICAL              CONVERTIBLE DEB  955306AA3      4,765   5,200,000    PRN     SHARED-OTHER  01   -            -  -
                                                             2,031,758